Consolidated Statements of Profit or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
REVENUES	$ 3,284	$ 1,466	$ 1,096
COST OF REVENUES	1,889	791	583
GROSS PROFIT	1,395	675	513
OPERATING EXPENSES:
Research and development expenses	2,485	2,414	1,608
Selling and marketing expenses	3,783	5,542	4,051
General and administrative expenses	3,757	1,925	2,150
Impairment of goodwill	1,002
Contingent consideration measurement	159
TOTAL OPERATING EXPENSES	11,186	9,881	7,809
OPERATING LOSS	(9,791)	(9,206)	(7,296)
FINANCIAL INCOME (EXPENSES), net	(3,184)	(2,541)	1,984
LOSS BEFORE TAXES ON INCOME	(12,975)	(11,747)	(5,312)
TAXES ON INCOME	(23)	(6)	(1)
NET LOSS FOR THE YEAR	$ (12,998)	$ (11,753)	$ (5,313)
BASIC LOSS PER SHARE (IN DOLLARS)	$ (0.96)	$ (6.66)	$ (5.76)
DILUTED LOSS PER SHARE (IN DOLLARS)	$ (1.03)	$ (6.99)	$ (5.76)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED TO COMPUTE (IN THOUSANDS):
BASIC LOSS PER SHARE	13,599	1,765	922
DILUTED LOSS PER SHARE	14,020	1,782	922